As filed with the Securities and Exchange Commission on August 29, 1997.
                                                File No. 33-4163
                                               File No. 811-4620


                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549
                            ___________

                             FORM N-1A

                   REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933   X

                   POST-EFFECTIVE AMENDMENT NO. 25

                                and

                   REGISTRATION STATEMENT UNDER THE
                 INVESTMENT COMPANY ACT OF 1940   __

                          AMENDMENT NO.   __

                              ___________

                            CRESTFUNDS, INC.

         (Exact Name of Registrant as Specified in Charter)

                            32 South Street
                        Baltimore, Maryland 21210
         (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code (800) 273-7827

                   Todd B. Cipperman, Vice President
                      c/o SEI Investments Company
                       Oaks, Pennsylvania 19456
                (Name and Address of Agent for Service)

                               Copy to:

                       David M. Carter, Esquire
                           Hunton & Williams
                        Riverfront Plaza, East Tower
                          951 East Byrd Street
                       Richmond, Virginia 23219-4074
                              ___________
It is proposed that this filing will become effective
(check appropriate box)

X   immediately upon filing pursuant to paragraph (b)
__  on [date] pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a)(1)
__  on [date] pursuant to paragraph (a)(1)
__  75 days after filing pursuant to paragraph (a)(2)
__  on [date] pursuant to (a)(2) of Rule 485

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares of common stock. Registrant's Rule 24f-2 Notice for fiscal year ended November 30, 1996 was filed on January 29, 1997.

                          CRESTFUNDS, INC.
                        CROSS REFERENCE SHEET
                    POST-EFFECTIVE AMENDMENT NO. 25


N-1A ITEM NO.                       LOCATION
PART A
Item 1.  Cover Page                 Cover Page
Item 2.  Synopsis                   Summary of Portfolio Expenses
Item 3.  Condensed Financial
         Information                         *
Item 4.  General Description of
         Registrant                 Description of Common Stock;
                                    Investment Objectives and
                                    Policies; General Investment
                                    Policies of the Portfolios;
                                    Investment Limitations of the
                                    Portfolios; Description of
                                    Permitted Investments and
                                    Risk Factors
Item 5.  Management of the
         Company                    Description of Common Stock;
                                    Portfolio Transactions;
                                    Banking Law Matters; Advisory
                                    and Related Agreements; Other
                                    Expense Information
Item 5A. Management's Discussion
         of Fund Performance                 *
Item 6.  Capital Stock and Other
         Securities                 Description of Common Stock;
                                    How to Purchase, Exchange and
                                    Redeem Shares; Dividends and
                                    Tax Matters
Item 7.  Purchase of Securities
         Being Offered              Advisory and Related
                                    Agreements; Pricing of Shares
                                    and Valuation; How to
                                    Purchase, Exchange and Redeem
                                    Shares
Item 8.  Redemption or Repurchase   How to Purchase, Exchange and
                                    Redeem Shares
Item 9.  Pending Legal Proceedings            *
PART B
Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Cover Page
Item 12. General Information and
         History                              *
Item 13. Investment Objectives and
         Policies                   Investment Policies and
                                    Limitations of the
                                    Portfolios; Investment
                                    Practices of the Underlying
                                    CrestFunds; Portfolio
                                    Transactions
Item 14. Management of the
         Registrant                 Directors and Officers and
                                    Affiliated Persons
Item 15. Control Persons and
         Principal Holders                    *
Item 16. Investment Advisory and
         Other Services             Directors and Officers and
                                    Affiliated Persons; The
                                    Adviser; Administrator and
                                    Distributor; Transfer Agent;
                                    Custodian; Auditor
Item 17. Brokerage Allocation       Portfolio Transactions
Item 18. Capital Stock and Other
         Securities                 Additional Description of
                                    Common Stock
Item 19. Purchase, Redemption, and
         Pricing of Securities
         Being Offered              Valuation of Portfolio
                                    Securities; Additional
                                    Information Regarding Pricing
                                    and Redemptions
Item 20. Tax Status                 Distributions and Taxes; Tax
                                    Status of the Portfolios
Item 21. Underwriters               Additional Description of
                                    Common Stock; Administrator
                                    and Distributor
Item 22. Calculation of Yield
         Quotations                 Portfolio Performance
Item 23. Financial Statements       Financial Statements

___________

*  Not Applicable

                              PART C

       Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

     The Trust Class and Investors Class Prospectuses and Statements of Additional Information for CrestFunds, Inc., included as part of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 33-4163), filed with the Securities and Exchange Commission on March 28, 1997 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, are hereby incorporated by reference as if set forth in full herein.

                          CrestFunds, Inc.
                            Trust Class

               Supplement dated August 29, 1997 to the
                  Prospectus dated March 31, 1997


     The Prospectus is hereby amended and supplemented to delete the paragraphs under the Fund Management section on pages 21-22 and to replace such paragraphs with the following paragraph:

The day-to-day management of the Funds is the responsibility of committees composed of investment professionals. Each of the Value Fund, Capital Appreciation Fund and Special Equity Fund is managed by a separate team of equity investment portfolio managers. Each of the taxable fixed income funds is managed by a team of fixed income investment portfolio managers. Each of the tax-exempt fixed income funds is managed by a team of tax-exempt fixed income investment portfolio managers.

                          CrestFunds, Inc.
                          Investors Class

               Supplement dated August 29, 1997 to the
                  Prospectus dated March 31, 1997


     Effective August 29, 1997, Investors Class B Shares are available for Capital Appreciation Fund.

     The Prospectus is hereby amended and supplemented to delete the B Shares tables and the paragraph immediately following the first table on page 4 and to add the following B
Shares tables and the paragraph immediately following the first table on page 4:

B Shares

                                                        Total
                          Advisory   12b-1   Other    Operating
Fund                        Fee+     Fees+  Expenses+ Expenses+
Cash Reserve Fund          .39%      .95%     .27%      1.61%*
Government Bond Fund       .50       .95      .22       1.67 *
Maryland Municipal Bond
  Fund                     .25       .95      .47       1.67 *
Virginia Municipal Bond
  Fund                     .50       .95      .22       1.67
Value Fund                 .75       .75      .28       1.78
Capital Appreciation Fund  .75       .95      .30       2.00
Special Equity Fund        .75       .95      .30       2.00
__________

+ Net of waivers and reimbursements.
* Total Operating Expenses have been restated to reflect current fees.
(2) B Shares of Cash Reserve Fund are available through exchange only.

A Shares of U.S. Treasury Money Fund are not currently being offered. B Shares are not available for U.S. Treasury Money
Fund, Tax Free Money Fund, Limited Term Bond Fund, Intermediate
Bond Fund and Virginia Intermediate Municipal Bond Fund.

Example: You would pay the following expenses including the maximum sales load or contingent deferred sales load, as applicable, on a $1,000 investment in a fund, assuming 5% annual return and:

Assuming full redemption at the end of each time period:

B Shares*                1 Year  3 Years  5 Years  10 Years**
Cash Reserve Fund        $66     $81      $108     $153
Government Bond Fund      67      83       111      160
Maryland Municipal Bond
  Fund                    67      83       111      160
Virginia Municipal Bond
  Fund                    67      83       111      160
Value Fund                68      86       116      180
Capital Appreciation
  Fund                    70      93       128      196
Special Equity Fund       70      93       128      196


Assuming no redemption:

B Shares                  1 Year  3 Years  5 Years  10 Years
Cash Reserve Fund         $15     $48      $ 83     $153
Government Bond Fund       17      53        91      160
Maryland Municipal Bond
  Fund                     17      53        91      160
Virginia Municipal Bond
  Fund                     17      53        91      160
Value Fund                 18      56        96      180
Capital Appreciation Fund  20      63       108      196
Special Equity Fund        20      63       108      196
__________

 *   Reflects deduction of applicable Contingent Deferred Sales
     Load.
** Reflects conversion of B Shares to A Shares after seven years.
(1) A Shares of the Government Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund are available only through conversion of B Shares after 7 years. No sales load is applied when converted to A Shares.


     The Prospectus is hereby amended and supplemented to delete the third and fifth paragraphs, respectively, on page 5 and to add the following paragraphs as paragraphs 3 and 5, respectively, on page 5:

Absent fee waivers, advisory fees for the Government Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund would be .60% for each Fund. Absent fee waivers, 12b-1 fees would be .40% for the A Shares of the Cash Reserve Fund, U.S. Treasury Money Fund and Tax Free Money Fund and .15% for each of the bond and equity funds; and 12b-1 distribution and service fees for the B Shares of the Cash Reserve Fund, Government Bond Fund, Maryland Municipal Bond Fund, Virginia Municipal Bond Fund, Value Fund, Capital Appreciation Fund, and Special Equity Fund would be 1.00%.

Absent all fee waivers, Total Operating Expenses for A Shares would be 1.06% for the Cash Reserve Fund, 1.07% for the U.S. Treasury Money Fund and Tax Free Money Fund and .94%, 1.04%, 1.12%, 1.22%, .94%, 1.12%, 1.18%, 1.20%, and 1.20% for the
Limited Term Bond Fund, Intermediate Bond Fund, Government Bond Fund, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, Value Fund, Capital Appreciation Fund, and Special Equity Fund, respectively; and Total Operating Expenses for the Class B Shares would be 1.66%, 1.97%, 2.07%, 1.97%, 2.03%, 2.05%, and 2.05% for the Cash
Reserve Fund, Government Bond Fund, Maryland Municipal Bond Fund, Virginia Municipal Bond Fund, Value Fund, Capital Appreciation Fund, and Special Equity Fund, respectively. Please refer to the sections "Advisory and Related Agreements - Administrator and Distributor," "Advisory and Related Agreements - Transfer Agent and Custodian," and "Other Expense Information." The information contained in the tables and example above relates only to A Shares and B Shares; expenses for A Shares and B Shares differ from those of Trust Class. See "Description of Common Stock." Advisory fees, 12b-1 distribution and service fees and Other Expenses are reflected in each Fund's share price and are not charged directly to individual shareholder accounts.

     The Prospectus is hereby amended and supplemented to delete the paragraphs under the Fund Management section on page 23 and to replace such paragraphs with the following paragraph:

The day-to-day management of the Funds is the responsibility of committees composed of investment professionals. Each of the Value Fund, Capital Appreciation Fund and Special Equity Fund is managed by a separate team of equity investment portfolio managers. Each of the taxable fixed income funds is managed by a team of fixed income investment portfolio managers. Each of the tax-exempt fixed income funds is managed by a team of tax-exempt fixed income investment portfolio managers.








               RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             CRESTFUNDS, INC.
                       PART C: OTHER INFORMATION
                    POST-EFFECTIVE AMENDMENT NO. 25


Item 24. Financial Statements and Exhibits:

(a)    Financial Statements:  None
       Part A--Prospectus:  None
       Part B--Statement of Additional Information:  None

(b)    Additional Exhibits

       1(a)   Articles of Incorporation of the Registrant (filed
              as Exhibit 1 to Registration Statement on Form N-1A
              (File No. 33-4163) and incorporated herein by
              reference).
       1(b)   Articles of Amendment to the Articles of
              Incorporation dated as of July 10, 1992 (filed as
              Exhibit 1(b) to Post-Effective Amendment No. 9 to
              Registration Statement on Form N-1A (File No.
              33-4163) and incorporated herein by reference).
       1(c)   Articles Supplementary to the Articles of
              Incorporation dated as of July 10, 1992 (filed as
              Exhibit 1(c) to Post-Effective Amendment No. 9 to
              Registration Statement on Form N-1A (File No.
              33-4163) and incorporated herein by reference).
       1(d)   Articles Supplementary to the Articles of
              Incorporation dated as of March 28, 1995 (filed as
              Exhibit 1(d) to Post-Effective Amendment No. 18
              to Registration Statement on Form N-1A (File No.
              33-4163) and incorporated herein by reference).
       1(e)   Articles Supplementary to the Articles of
              Incorporation dated as of February 27, 1996 (filed
              as Exhibit 1(e) to Post-Effective Amendment No. 20
              to Registration Statement on Form N-1A (File No.
              33-4163) and incorporated herein by reference).
       1(f)   Articles Supplementary to the Articles of
              Incorporation dated as of May 16, 1997 (filed
              herewith as Exhibit 1(f)).
       1(g)   Articles Supplementary to the Articles of
              Incorporation dated as of August 7, 1997 (filed
              herewith as Exhibit 1(g)).
       2      Copy of amended By-Laws of the Registrant (filed as
              Exhibit 2 to Post-Effective Amendment No. 2 to
              Registration Statement on Form N-1A (File No.
              33-4163) and incorporated herein by reference).
       3      Not applicable.
       4      Form of Certificate for shares of Cash Reserve Fund
              Common Stock of the Registrant (filed as Exhibit 4
              to Registration Statement on Form N-1A (File No.
              33-4163) and incorporated herein by reference).
              Form of Certificate for shares of U.S. Treasury
              Fund Common Stock of the Registrant (filed as
              Exhibit 4 to Pre-Effective Amendment No. 1 to
              Registration Statement on Form N-1A (File No.
              33-3143) and incorporated herein by reference).
              Form of Certificate for shares of Tax Free Fund
              Common Stock of the Registrant (filed as Exhibit 4
              to Post-Effective Amendment No. 4 to Registration
              Statement on Form N-1A (File No. 33-4163) and
              incorporated herein by reference).
       5      Form of revised Investment Advisory Agreement
              between the Registrant and Capitoline Investment
              Services Incorporated (filed as Exhibit 5 to
              Post-Effective Amendment No. 8 to Registration
              Statement on Form N-1A (File No. 33-4163) and
              incorporated herein by reference).
       6(a)   Administration Agreement between the Registrant and
              SEI Financial Management Corporation (filed as
              Exhibit 6(a) to Post-Effective Amendment No. 16
              to Registration Statement on Form N-1A (File No.
              33-4163) and incorporated herein by reference).
       6(b)   Distribution Agreement between Registrant and SEI
              Financial Services Company (filed as Exhibit 6(b)
              to Post-Effective Amendment No. 17 to Registration
              Statement on Form N-1A (File No. 33-4163) and
              incorporated herein by reference).
       7      Not applicable.
       8(a)   Custodian Agreement between Registrant and Crestar
              Bank (filed as Exhibit 8(a) to Post-Effective
              Amendment No. 9 to Registration Statement on Form
              N-1A (File No. 33-4163) and incorporated herein by
              reference).
       8(b)   Transfer Agency Agreement between Registrant and
              Crestar Bank (filed as Exhibit 8(b) to
              Post-Effective Amendment No. 9 to Registration
              Statement on Form N-1A (File No. 33-4163) and
              incorporated herein by reference).
       9      Not applicable.
       10(c)  Opinion of Hunton & Williams (filed as Exhibit
              10(c) to Post-Effective Amendment No. 20 to
              Registration Statement on Form N-1A (File No.
              33-4163) and incorporated herein by reference).
       11(a)  Not applicable.
       12     Not applicable.
       13     Investment representation letter of John Y. Keffer
              as initial purchaser of shares of stock of the
              Registrant (filed as Exhibit 13 to Pre-Effective
              Amendment No. 2 to Registration Statement on Form
              N-1A (File No. 33-4163) and incorporated herein by
              reference).
       14     Not applicable.
       15     Distribution and Service Plans adopted under Rule
              12b-1 by the Registrant on behalf of each series
              (filed as Exhibit 15 to Post-Effective Amendment
              No. 9 to Registration Statement on Form N-1A (File
              No. 33-4163) and incorporated herein by reference).
       15(a)  Additional Distribution and Service Plans for Cash
              Reserve Fund, U.S. Treasury Money Fund and Tax Free
              Money Fund (filed as Exhibit 15(a) to
              Post-Effective Amendment No. 12 to Registration
              Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).
       15(b)  Amended and Restated Distribution and Service Plan
              Trust Class and Investors Class A (filed as Exhibit
              15(b) to Post-Effective Amendment No. 16 to
              Registration Statement on Form N-1A (File No.
              33-4163) and incorporated herein by reference).
       15(c)  Amended and Restated Distribution and Service Plan
              Investors Class A (filed as Exhibit 15(c) to
              Post-Effective Amendment No. 16 to Registration
              Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).
       15(d)  Investors Class B Distribution and Service Plan
              Contingent Deferred Sales Charge Class (filed as
              Exhibit 15(d) to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No.
              33-4163) and incorporated herein by reference).
       16     Schedule for computation of performance quotations
              (filed as Exhibit 16 to Post- Effective Amendment
              No. 10 to Registration Statement on Form N-1A (File
              No. 33- 4163) and incorporated herein by reference).

Other Exhibits    Powers of attorney (filed as Other Exhibits to
                  Post-Effective Amendment No. 14 to Registration
                  Statement on Form N-1A (File No. 33-4163) and to Post-Effective Amendment No. 17 to
                  Registration Statement on Form N-1A (File No.
                  33-4163) and incorporated herein by reference).
                  Representation letter of Bayshore Funds, Inc.
                  (filed as Other Exhibit to Post- Effective
                  Amendment No. 1 to Registration Statement on
                  Form N-1A (File No. 33- 4163) and incorporated herein by reference).
                  Rule 18f-3 Plan (filed as Other Exhibit to
                  Post-Effective Amendment No. 17 to Registration
                  Statement on Form N-1A (File No. 33-4163) and incorporated herein by reference).

Item 25. Persons Controlled by or under Common Control with
         Registrant

     See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26. Number of Holders of Securities

     The following information is furnished as of May 30, 1997.

Title of Class                                    Record Holders
Trust Class Shares
Cash Reserve Fund                                     1029
U.S. Treasury Money Fund                                 6
Tax Free Money Fund                                    254
Limited Term Bond Fund                                 848
Intermediate Bond Fund                                 847
Government Bond Fund                                   848
Virginia Municipal Bond Fund                           195
Maryland Municipal Bond Fund                            52
Virginia Intermediate Municipal Bond Fund              195
Value Fund                                            1192
Capital Appreciation Fund                             1192
Special Equity Fund                                   1021
Balanced Portfolio                                     114
Growth & Income Portfolio                               24
Maximum Growth Portfolio                                27

Investor Class A Shares
Cash Reserve Fund                                      118
U.S. Treasury Money Fund                                 0
Tax Free Money Fund                                     10
Limited Term Bond Fund                                  84
Intermediate Bond Fund                                 235
Government Bond Fund                                     0
Virginia Municipal Bond Fund                             0
Maryland Municipal Bond Fund                             0
Virginia Intermediate Municipal Bond Fund              286
Value Fund                                            2438
Capital Appreciation Fund                             1144
Special Equity Fund                                    825

Investor Class B Shares
Cash Reserve Fund                                        5
Government Bond Fund                                    90
Virginia Municipal Bond Fund                            51
Maryland Municipal Bond Fund                            23
Value Fund                                            1128
Special Equity Fund                                    210

Item 27. Indemnification:

     In accordance with section 2-218 of the General Corporation
Law of the State of Maryland, Article EIGHTH of the Registrant's
Articles of Incorporation provides as follows:

           "EIGHTH: To the maximum extent permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities."

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registration has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant on the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

           In the event that a claim for indemnification is asserted by a director or officer of the Registrant in connection with the securities being registered, the Registrant will not make such indemnification unless
           (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon a review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of directors who are neither interested persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

           The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (x) such person shall provide security for his undertaking, (y) the Registrant shall be insured against losses arising by reason of any lawful advances or (z) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 28. Business and Other Connections of Investment Adviser and
         Investment Sub-Adviser:

     Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of Crestar Asset Management Company is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position        Name of           Connection with
with Adviser             Other Company     Other Company
Thomas Dean Hogan        Crestar Bank      Group Executive Vice
Chairman, Director                         President

Ben L. Jones             First Fidelity    Chief Investment
President, Director      Bancorp           Officer

Robert F. Norfleet, Jr.  Crestar Bank      Director of Client
Director                                   Relations; Prior
                                           thereto Corporate
                                           Executive Vice
                                           President
Linda Flory Rigsby       Crestar Financial Senior Vice President,
                         Corporation       Deputy General Counsel
                                           & Corporate Secretary
                         Crestar Bank      Senior Vice President,
                                           Deputy General Counsel
                                           & Corporate Secretary

     The description of Crestar Asset Management Company under the caption "Adviser" in the Prospectus and Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

Item 29. Principal Underwriters:

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

     SEI Daily Income Trust                  July 15, 1982
     SEI Liquid Asset Trust                  November 29, 1982
     SEI Tax Exempt Trust                    December 3, 1982
     SEI Index Funds                         July 10, 1985
     SEI Institutional Managed Trust         January 22, 1987
     SEI International Trust                 August 30, 1988
     The Advisors' Inner Circle Fund         November 14, 1991
     The Pillar Funds                        February 28, 1992
     CUFUND                                  May 1, 1992
     STI Classic Funds                       May 29, 1992
     CoreFunds, Inc.                         October 30, 1992
     First American Funds, Inc.              November 1, 1992
     First American Investment Funds, Inc.   November 1, 1992
     The Arbor Fund                          January 28, 1993
     Boston 1784 Funds(R)                    June 1, 1993
     The PBHG Funds, Inc.                    July 16, 1993
     Marquis Funds(R)                        August 17, 1993
     Morgan Grenfell Investment Trust        January 3, 1994
     The Achievement Funds Trust             December 27, 1994
     Bishop Street Funds                     January 27, 1995
     STI Classic Variable Trust              August 18, 1995
     ARK Funds                               November 1, 1995
     Monitor Funds                           January 11, 1996
     FMB Funds, Inc.                         March 1, 1996
     SEI Asset Allocation Trust              April 1, 1996
     TIP Funds                               April 28, 1996
     SEI Institutional Investments Trust     June 14, 1996
     First American Strategy Funds, Inc.     October 1, 1996
     HighMark Funds                          February 15, 1997
     Armada Funds                            March 8, 1997
     The Expedition Funds                    June 9, 1997

     SEI Investments Distribution Co. provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name                  Position and Office   Positions and Offices
                        with Underwriter       with Registrant
Alfred P. West, Jr. Director, Chairman &              --
                    Chief Executive Officer
Henry H. Greer      Director, President &             --
                    Chief Operating Officer
Carmen V. Romeo     Director, Executive Vice          --
                    President & President
                    -Investment Advisory Group
Gilbert L. Beebower Executive Vice President          --
Richard B. Lieb     Executive Vice President,         --
                    President-Investment
                    Services Division
Dennis J. McGonigle Executive Vice President          --
Leo J. Dolan, Jr.   Senior Vice President             --
Carl A. Guarino     Senior Vice President             --
Larry Hutchison     Senior Vice President             --
David G. Lee        Senior Vice President             --
Jack May            Senior Vice President             --
A. Keith McDowell   Senior Vice President             --
Hartland J. McKeown Senior Vice President             --
Barbara J. Moore    Senior Vice President             --
Kevin P. Robins     Senior Vice President,      Vice President &
                    General Counsel &           Assistant
                    Secretary                   Secretary
Robert Wagner       Senior Vice President             --
Patrick K. Walsh    Senior Vice President             --
Robert Aller        Vice President                    --
Marc H. Cahn        Vice President &                  --
                    Assistant Secretary
Gordon W. Carpenter Vice President                    --
Todd Cipperman      Vice President &             Vice President &
                    Assistant Secretary          Assistant
                                                 Secretary
Robert Crudup       Vice President &                  --
                    Managing Director
Barbara Doyne       Vice President                    --
Jeff Drennen        Vice President                    --
Vic Galef           Vice President &                  --
                    Managing Director
Kathy Heilig        Vice President & Treasurer        --
Michael Kantor      Vice President                    --
Samuel King         Vice President                    --
Kim Kirk            Vice President &                  --
                    Managing Director
Donald H.
Korytowski          Vice President                    --
John Krzeminski     Vice President &                  --
                    Managing Director
Carolyn McLaurin    Vice President &                  --
                    Managing Director
W. Kelso Morrill    Vice President                    --
Joanne Nelson       Vice President                    --
Barbara A. Nugent   Vice President &                  --
                    Assistant Secretary
Sandra K. Orlow     Vice President &                  --
                    Assistant Secretary
Donald Pepin        Vice President &                  --
                    Managing Director
Kim Rainey          Vice President                    --
Mark Samuels        Vice President &                  --
                    Managing Director
Steve Smith         Vice President                    --
Daniel Spaventa     Vice President                    --
Kathryn L. Stanton  Vice President &             Vice President &
                    Assistant Secretary          Assistant
                                                 Secretary
Wayne M. Withrow    Vice President &                  --
                    Managing Director
James Dougherty     Director of Brokerage             --
                    Services

Item 30. Location of Accounts and Records:

     Books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

          (a)    With respect to Rules 31a-1(a); 31a-1(b)(1);
     (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the
     required books and records are maintained at the offices of Registrant's Custodian:

                  Crestar Bank
                  919 East Main Street
                  Richmond, Virginia 23219

          (b)/(c) With respect to Rules 31a-1(a);
     31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9);
     (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

                  SEI Fund Resources
                  Oaks, PA 19456

          (c)     With respect to Rules 31a-1(b)(5), (6), (9) and
     (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's
     Advisers and Sub-Advisers:

                  Crestar Asset Management Company
                  919 East Main Street
                  Richmond, Virginia 23219

Item 31. Management Services:

     None.

Item 32. Undertakings:

     The Registrant undertakes for the Fund(s): (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

     The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Maximum Growth Portfolio, Growth & Income Portfolio, and the Balanced Portfolio of the Registrant or the effective date of the Post-Effective Amendment No. 23 to the Registrant's 1933 Act Registration Statement.

                           SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on this 28th day of August, 1997.

                                 CrestFunds(R), Inc.
                                 (formerly Bayshore Funds, Inc.)


                                 By: /s/ Jesse F. Williams
                                    Jesse F. Williams
                                    Chairman and President


       Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


/s/ Jesse F. Williams     Chairman, President     August 28, 1997
Jesse F. Williams         & Director

/s/ Robert DellaCroce     Controller              August 28, 1997
Robert DellaCroce

         *
_______________________   Director                August 28, 1997
John Bruce James, Jr.

         *
_______________________   Director                August 28, 1997
Jean L. Oakey

         *
_______________________   Director                August 28, 1997
Glen Douglas Pond



*By: /s/ Anthony C.J. Nuland
     Anthony C.J. Nuland
     Power of Attorney

                           EXHIBIT INDEX



Name                                   Exhibit  Sequential Page #

Articles of Incorporation of the
  Registrant (filed as Exhibit 1 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                  1(a)
Articles of Amendment to the Articles
  of Incorporation dated as of July 10,
  1992 (filed as Exhibit 1(b) to
  Post-Effective Amendment No. 9 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                  1(b)
Articles Supplementary to the Articles
  of Incorporation dated as of July 10,
  1992 (filed as Exhibit 1(c) to
  Post-Effective Amendment No. to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                  1(c)
Articles Supplementary to the Articles
  of Incorporation dated as of March 28,
  1995 (filed as Exhibit 1(d) to
  Post-Effective Amendment No. 18 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                  1(d)
Articles Supplementary to the Articles
  of Incorporation dated as of
  February 27, 1996 (filed as Exhibit
  1(e) to Post-Effective Amendment No.
  20 to Registration Statement on
  Form N-1A (File No. 33-4163) and
  incorporated herein by reference).     1(e)
Articles Supplementary to the Articles
  of Incorporation dated as of May 16,
  1997.                                  1(f)
Articles Supplementary to the Articles
  of Incorporation dated as of
  August 7, 1997.                        1(g)
Copy of amended By-Laws of the
  Registrant (filed as Exhibit 2 to
  Post-Effective Amendment No. 2 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                   2
Form of Certificate for shares of Cash
  Reserve Fund Common Stock of the
  Registrant (filed as Exhibit 4 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                   4
Form of Certificate for shares of U.S.
  Treasury Fund Common Stock of the
  Registrant (filed as Exhibit 4 to
  Pre-Effective Amendment No. 1 to
  Registration Statement on Form N-1A
  (File No. 33-3143) and incorporated
  herein by reference).                   4
Form of Certificate for shares of Tax
  Free Fund Common Stock of the
  Registrant (filed as Exhibit 4 to
  Post-Effective Amendment No. 4 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                   4
Form of revised Investment Advisory
  Agreement between the Registrant and
  Capitoline Investment Services
  Incorporated (filed as Exhibit 5 to
  Post-Effective Amendment No. 8 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                   5
Administration Agreement between the
  Registrant and SEI Financial
  Management Corporation (filed as
  Exhibit 6(a) to Post-Effective
  Amendment No. 16 to Registration
  Statement on Form N-1A (File No.
  33-4163) and incorporated herein by
  reference).                            6(a)
Distribution Agreement between
  Registrant and SEI Financial Services
  Company (filed as Exhibit 6(b) to
  Post-Effective Amendment No. 17 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                  6(b)
Custodian Agreement between Registrant
  and Crestar Bank (filed as Exhibit
  8(a) to Post-Effective Amendment
  No. 9 to Registration Statement on
  Form N-1A (File No. 33-4163) and
  incorporated herein by reference).     8(a)
Transfer Agency Agreement between
  Registrant and Crestar Bank (filed
  as Exhibit 8(b) to Post-Effective
  Amendment No. 9 to Registration
  Statement on Form N-1A (File No.
  33-4163) and incorporated herein by
  reference).                            8(b)
Opinion of Hunton & Williams (filed
  as Exhibit 10(c) to Post-Effective
  Amendment No. 20 to Registration
  Statement on Form N-1A (File No.
  33-4163) and incorporated herein by
  reference).                            10(c)
Investment representation letter of
  John Y. Keffer as initial purchaser
  of shares of stock of the Registrant
  (filed as Exhibit 13 to Pre-Effective
  Amendment No. 2 to Registration
  Statement on Form N-1A (File No.
  33-4163) and incorporated herein by
  reference).                             13
Distribution and Service Plans adopted
  under Rule 12b-1 by the Registrant on
  behalf of each series (filed as
  Exhibit 15 to Post-Effective Amendment
  No. 9 to Registration Statement on
  Form N-1A (File No. 33-4163) and
  incorporated herein by reference).      15
Additional Distribution and Service
  Plans for Cash Reserve Fund, U.S.
  Treasury Money Fund and Tax Free
  Money Fund (filed as Exhibit 15(a) to
  Post-Effective Amendment No. 12 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                   15(a)
Amended and Restated Distribution and
  Service Plan Trust Class and Investors
  Class A (filed as Exhibit 15(b) to
  Post-Effective Amendment No. 16 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                   15(b)
Amended and Restated Distribution and
  Service Plan Investors Class A (filed
  as Exhibit 15(c) to Post-Effective
  Amendment No. 16 to Registration
  Statement on Form N-1A (File No.
  33-4163) and incorporated herein by
  reference).                             15(c)
Investors Class B Distribution and
  Service Plan Contingent Deferred
  Sales Charge Class (filed as Exhibit
  15(d) to Post-Effective Amendment
  No. 16 to Registration Statement on
  Form N-1A (File No. 33-4163) and
  incorporated herein by reference).      15(d)
Schedule for computation of performance
  quotations (filed as Exhibit 16 to
  Post-Effective Amendment No. 10 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                    16
Powers of attorney (filed as Other
  Exhibits to Post-Effective Amendment
  No. 14 to Registration Statement on
  Form N-1A (File No. 33-4163) and to
  Post-Effective Amendment No. 17 to
  Registration Statement on Form N-1A
  (File No. 33-4163) and incorporated
  herein by reference).                 Other Exhibits
Representation letter of Bayshore
  Funds, Inc. (filed as Other Exhibit
  to Post-Effective Amendment No. 1
  to Registration Statement on Form
  N-1A (File No. 33-4163) and
  incorporated herein by reference).    Other Exhibits
Rule 18f-3 Plan (filed as Other
  Exhibit to Post-Effective Amendment
  No. 17 to Registration Statement on
  Form N-1A (File No. 33-4163) and
  incorporated herein by reference).    Other Exhibits